PREPAYMENTS AND OTHER CURRENT ASSETS (Details)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivable from third party payment platforms		¥ 34,375,762		¥ 21,259,208
Deferred IPO costs	[1]			8,489,966
Advances to suppliers		5,384,684		5,026,658
Deposits receivable		3,354,306		2,031,730
Interest receivable		1,460,642		2,368,175
Deductible input VAT		1,639,485		4,703,997
Others	[2]	12,414,537		8,606,196
Prepayments and Other Current Assets		¥ 58,629,416	$ 8,985,351	¥ 52,485,930

[1]	Direct costs incurred by the Company attributable to its IPO of ordinary shares in the United States have been deferred and recorded as deferred IPO costs and were offset against the gross proceeds received from such offering.
[2]	Others mainly include prepaid promotion fees and rental fees.